UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2015

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein - Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.2%
Financials - 14.8%
Banks - 9.1%
Axis Bank Ltd.	1,850	$59,003
Banco do Brasil SA	29,200	328,409
Bangkok Bank PCL (NVDR)	10,400	61,852
Bank of Baroda	11,610	169,344
Bank of China Ltd.-Class H	745,000	333,547
BS Financial Group, Inc.	6,640	97,808
China CITIC Bank Corp. Ltd.-Class H	273,000	165,530
China Construction Bank Corp.-Class H	464,000	350,901
China Minsheng Banking Corp. Ltd.-Class H	51,000	46,212
DGB Financial Group, Inc.	7,270	108,871
Industrial & Commercial Bank of China Ltd.-Class H	647,000	409,120
Intercorp Financial Services, Inc. (a)	4,650	152,194
Komercni Banka AS	2,390	549,660
Punjab National Bank	10,310	170,211
State Bank of India	5,540	247,237
Union Bank of India	13,780	55,174

		3,305,073

Diversified Financial Services - 2.0%
Cielo SA	12,200	251,233
Power Finance Corp., Ltd.	69,730	355,531
Remgro Ltd.	5,610	121,349

		728,113

Real Estate Investment Trusts (REITs) - 1.8%
CapitaCommercial Trust	123,000	167,996
Capital Property Fund	227,300	228,689
Hyprop Investments Ltd.	14,300	107,462
Mapletree Logistics Trust	137,651	128,686

		632,833

Real Estate Management & Development - 1.9%
Kaisa Group Holdings Ltd.	483,000	143,314
KWG Property Holding Ltd.	571,000	327,827
Wing Tai Holdings Ltd.	130,000	205,499

		676,640

		5,342,659

Information Technology - 10.7%
Electronic Equipment, Instruments & Components - 0.6%
Largan Precision Co., Ltd.	2,000	159,557
Yageo Corp.	99,000	70,554

		230,111

Internet Software & Services - 0.8%
NetEase, Inc. (ADR)	1,890	148,100
Tencent Holdings Ltd.	10,000	152,517

		300,617

IT Services - 0.9%
Cognizant Technology Solutions Corp.-Class A (b)	1,120	54,779

Company	Shares	U.S. $ Value
HCL Technologies Ltd.	10,900	272,515

		327,294

Semiconductors & Semiconductor Equipment - 5.2%
Advanced Semiconductor Engineering, Inc.	119,000	154,201
Advanced Semiconductor Engineering, Inc. (ADR)	7,640	49,660
Hermes Microvision, Inc.	2,000	79,419
King Yuan Electronics Co., Ltd.	204,000	191,789
MediaTek, Inc.	8,000	135,322
Novatek Microelectronics Corp.	25,000	122,956
Radiant Opto-Electronics Corp.	57,000	244,580
Samsung Electronics Co., Ltd.	170	222,011
Taiwan Semiconductor Manufacturing Co., Ltd.	109,000	461,239
Transcend Information, Inc.	59,000	202,771

		1,863,948

Technology Hardware, Storage & Peripherals - 3.2%
Asustek Computer, Inc.	33,000	368,806
Casetek Holdings Ltd.	32,000	188,076
Catcher Technology Co., Ltd.	38,000	354,628
Lite-On Technology Corp.	78,000	130,270
Wistron Corp.	112,990	103,124

		1,144,904

		3,866,874

Energy - 8.6%
Energy Equipment & Services - 1.4%
Diamond Offshore Drilling, Inc.	4,620	229,290
Seadrill Ltd.	6,890	273,055

		502,345

Oil, Gas & Consumable Fuels - 7.2%
BP PLC	13,010	114,565
Cairn India Ltd.	55,420	336,394
China Petroleum & Chemical Corp.-Class H	237,400	226,012
Coal India Ltd.	13,600	87,093
ENI SpA	17,870	488,739
Gazprom OAO (Sponsored ADR)	25,510	222,319
KazMunaiGas Exploration Production JSC (GDR) (a)	14,790	235,560
LUKOIL OAO (Sponsored ADR)	9,240	552,737
Royal Dutch Shell PLC-Class A (Netherlands)	2,640	109,006
Total SA	3,260	235,860

		2,608,285

		3,110,630

Consumer Discretionary - 8.0%
Auto Components - 0.4%
Sumitomo Rubber Industries Ltd.	11,200	161,879

Automobiles - 1.8%
Bayerische Motoren Werke AG	740	93,706
Kia Motors Corp.	7,170	401,128
Suzuki Motor Corp.	2,900	90,978
Tofas Turk Otomobil Fabrikasi AS	11,180	69,413

		655,225

Company	Shares	U.S. $ Value
Diversified Consumer Services - 0.3%
Kroton Educacional SA	3,700	103,757

Hotels, Restaurants & Leisure - 1.2%
MGM China Holdings Ltd.	54,000	187,627
Yum! Brands, Inc.	3,010	244,412

		432,039

Household Durables - 1.1%
Even Construtora e Incorporadora SA	34,800	103,164
Skyworth Digital Holdings Ltd.	272,000	129,859
Steinhoff International Holdings Ltd.	28,620	159,554

		392,577

Internet & Catalog Retail - 0.5%
GS Home Shopping, Inc.	770	183,554

Specialty Retail - 0.4%
Mr. Price Group Ltd.	7,670	130,408

Textiles, Apparel & Luxury Goods - 2.3%
Feng TAY Enterprise Co., Ltd.	62,000	175,869
NIKE, Inc.-Class B	3,220	249,711
Pacific Textiles Holdings Ltd.	131,000	164,460
Yue Yuen Industrial Holdings Ltd.	68,000	230,155

		820,195

		2,879,634

Utilities - 6.7%
Electric Utilities - 3.6%
CEZ AS	11,850	357,623
Cia Energetica de Minas Gerais (Preference Shares)	23,575	172,211
Light SA	22,500	219,552
Tenaga Nasional Bhd	111,800	424,730
Transmissora Alianca de Energia Eletrica SA	16,300	146,807

		1,320,923

Gas Utilities - 0.6%
Aygaz AS	51,870	221,578

Independent Power Producers & Energy Traders - 2.5%
AES Tiete SA (Preference Shares)	25,700	226,118
China Resources Power Holdings Co., Ltd.	42,000	119,427
Huadian Power International Corp. Ltd.-Class H	110,000	66,751
Huaneng Power International, Inc.-Class H	198,000	223,161
NTPC Ltd.	56,050	145,289
Tractebel Energia SA	7,500	112,016

		892,762

		2,435,263

Telecommunication Services - 3.7%
Diversified Telecommunication Services - 1.0%
Telefonica Brasil SA (Preference Shares)	2,700	54,990
Telenor ASA	13,670	311,245

		366,235

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 2.7%
Advanced Info Service PCL	5,100	34,571
China Mobile Ltd.	37,000	359,371
M1 Ltd./Singapore	85,000	239,458
SK Telecom Co., Ltd.	1,420	331,931

		965,331

		1,331,566

Industrials - 3.3%
Airlines - 0.6%
Copa Holdings SA-Class A	750	106,928
Turk Hava Yollari (b)	30,380	93,155

		200,083

Commercial Services & Supplies - 0.5%
Cleanaway Co., Ltd.	28,000	169,230

Construction & Engineering - 0.5%
IRB Infrastructure Developers Ltd.	51,890	198,348

Industrial Conglomerates - 1.0%
Bidvest Group Ltd.	5,670	150,689
Hopewell Holdings Ltd.	18,500	64,334
Jardine Strategic Holdings Ltd.	4,000	142,988

		358,011

Transportation Infrastructure - 0.7%
Jiangsu Expressway Co., Ltd.-Class H	158,000	187,999
Zhejiang Expressway Co., Ltd.-Class H	64,000	64,575

		252,574

		1,178,246

Materials - 2.8%
Chemicals - 0.9%
Huabao International Holdings Ltd.	120,000	70,600
UPL Ltd.	45,150	256,973

		327,573

Construction Materials - 0.1%
Grasim Industries Ltd.	550	31,288

Metals & Mining - 1.4%
Bradespar SA (Preference Shares)	18,600	170,468
KGHM Polska Miedz SA	3,110	127,504
NMDC Ltd.	67,450	203,745

		501,717

Paper & Forest Products - 0.4%
Sappi Ltd. (b)	43,440	156,870

		1,017,448

Health Care - 2.7%
Health Care Equipment & Supplies - 0.1%
St Shine Optical Co., Ltd.	2,000	49,418

Health Care Providers & Services - 1.6%
Life Healthcare Group Holdings Ltd.	88,230	344,238

Company	Shares		U.S. $ Value
Odontoprev SA		27,800	119,529
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H		55,500	115,434

			579,201

Pharmaceuticals - 1.0%
Dr Reddy’s Laboratories Ltd.		740	32,248
Richter Gedeon Nyrt		16,100	308,803

			341,051

			969,670

Consumer Staples - 1.9%
Food Products - 0.8%
AVI Ltd.		32,150	185,161
Universal Robina Corp.		28,110	99,352

			284,513

Household Products - 0.7%
Colgate-Palmolive Co.		3,530	240,675

Personal Products - 0.2%
Amorepacific Corp.		60	90,374

Tobacco - 0.2%
British American Tobacco PLC		1,510	89,849

			705,411

Total Common Stocks (cost $20,546,022)			22,837,401

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 6.9%
Colombia - 0.7%
Colombia Government International Bond
2.625%, 3/15/23	U.S.$	265	247,775

Hungary - 0.9%
Hungary Government International Bond
5.38%, 3/25/24		36	38,655
5.75%, 11/22/23		130	143,812
6.375%, 3/29/21		126	143,640

			326,107

Indonesia - 1.7%
Indonesia Government International Bond
3.375%, 4/15/23 (a)		444	411,810
4.875%, 5/05/21 (a)		200	210,000

			621,810

Mexico - 0.5%
Mexico Government International Bond
4.00%, 10/02/23		174	182,874

	Principal Amount (000)		U.S. $ Value
Peru - 0.3%
Peruvian Government International Bond
7.125%, 3/30/19	U.S.$	96	116,880

Romania - 0.4%
Romanian Government International Bond
4.88%, 1/22/24 (a)		136	144,500

Russia - 1.1%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)		334	387,143

South Africa - 0.6%
South Africa Government International Bond
5.875%, 9/16/25		200	222,500

Turkey - 0.7%
Turkey Government International Bond
7.00%, 6/05/20		200	232,940

Total Governments - Sovereign Bonds (cost $2,329,482)			2,482,529

EMERGING MARKETS - SOVEREIGNS - 6.5%
Angola - 0.8%
Republic of Angola Via Northern Lights III BV
7.00%, 8/16/19 (a)		250	272,533

Argentina - 0.3%
Argentina Bonar Bonds Series X
7.00%, 4/17/17		125	115,226

Dominican Republic - 0.3%
Dominican Republic International Bond
7.45%, 4/30/44 (a)		114	120,840

Ivory Coast - 1.7%
Ivory Coast Government International Bond
5.75%, 12/31/32 (a)		623	603,531

Lebanon - 0.3%
Lebanon Government International Bond
6.00%, 1/27/23 (a)		64	64,413
6.10%, 10/04/22 (a)		50	50,875

			115,288

Rwanda - 0.6%
Rwanda International Government Bond
6.625%, 5/02/23 (a)		200	208,250

Sri Lanka - 0.8%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)		281	295,752

	Principal Amount (000)		U.S. $ Value
United Republic of Tanzania - 1.2%
Tanzania Government International Bond
6.332%, 3/09/20 (a)(c)	U.S.$	400	426,934

Venezuela - 0.5%
Venezuela Government International Bond
7.65%, 4/21/25		230	177,100

Total Emerging Markets - Sovereigns (cost $2,094,504)			2,335,454

EMERGING MARKETS - CORPORATE BONDS - 6.0%
Industrial - 6.0%
Basic - 0.5%
Gold Fields Orogen Holding BVI Ltd.
4.875%, 10/07/20 (a)		200	184,000

Consumer Cyclical - Other - 1.1%
Longfor Properties Co., Ltd.
6.75%, 1/29/23 (a)		402	380,678

Consumer Cyclical - Retailers - 0.7%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)		248	264,740

Consumer Non-Cyclical - 3.0%
Arcelik AS
5.00%, 4/03/23 (a)		260	248,625
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		200	212,690
Tonon Bioenergia SA
9.25%, 1/24/20 (a)		275	261,938
Virgolino de Oliveira Finance Ltd.
11.75%, 2/09/22 (a)		472	372,880

			1,096,133

Energy - 0.7%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (a)		236	233,732

Total Emerging Markets - Corporate Bonds (cost $2,169,802)			2,159,283

QUASI-SOVEREIGNS - 5.8%
Quasi-Sovereign Bonds - 5.8%
Azerbaijan - 1.1%
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/23 (a)		400	398,610

Indonesia - 0.5%
Perusahaan Listrik Negara PT
5.25%, 10/24/42 (a)		200	171,000

Mexico - 0.4%
Petroleos Mexicanos
3.50%, 1/30/23		145	141,592

	Principal Amount (000)		U.S. $ Value
Turkey - 1.2%
Export Credit Bank of Turkey
5.375%, 11/04/16 (a)	U.S.$	424	445,200

Venezuela - 2.6%
Petroleos de Venezuela SA
8.50%, 11/02/17 (a)		501	468,492
9.75%, 5/17/35 (a)		593	490,972

			959,464

Total Quasi-Sovereigns (cost $1,934,976)			2,115,866

	Shares
WARRANTS - 2.9%
Financials - 2.2%
Banks - 1.4%
Commercial Bank of Qatar QSC (The), Deutsche Bank, expiring 5/26/17 (b)		9,820	166,962
First Gulf Bank PJSC, Merrill Lynch, expiring 8/21/15 (b)		80,235	349,541

			516,503

Real Estate Management & Development - 0.8%
Emaar Properties PJSC, Merrill Lynch, expiring 10/01/15 (b)		126,399	289,437

			805,940

Industrials - 0.7%
Airlines - 0.7%
Air Arabia PJSC, Deutsche Bank, expiring 7/31/17 (b)		688,120	232,327

Total Warrants (cost $860,629)			1,038,267

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 2.2%
Australia - 1.0%
Australia Government Bond
Series 132
5.50%, 1/21/18	AUD	352	362,179

Mexico - 1.0%
Mexican Bonos
Series M 10
8.50%, 12/13/18	MXN	3,960	353,248

Brazil - 0.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	179	78,357

	Principal Amount (000)		U.S. $ Value
Total Governments - Treasuries (cost $779,013)			793,784

CORPORATES - INVESTMENT GRADES - 1.0%
Industrial - 1.0%
Basic - 0.2%
Vale Overseas Ltd.
6.875%, 11/21/36	U.S.$	72	79,707

Communications - Telecommunications - 0.8%
Oi SA
5.75%, 2/10/22 (a)		285	285,689

Total Corporates - Investment Grades (cost $344,012)			365,396

EMERGING MARKETS - TREASURIES - 0.6%
Dominican Republic - 0.6%
Dominican Republic International Bond 16.00%, 7/10/20 (d) (cost $210,100)	DOP	7,100	202,939

	Contracts
OPTIONS PURCHASED - CALLS - 0.5%
Options on Equities - 0.3%
iShares MSCI Emerging Markets ETF Expiration: Sep 2014, Exercise Price: $ 43.50 (b)(e)		204	22,134
iShares MSCI Emerging Markets ETF Expiration: Sep 2014, Exercise Price: $ 44.00 (b)(e)		249	20,667
iShares MSCI Emerging Markets ETF Expiration: Oct 2014, Exercise Price: $ 43.00 (b)(e)		574	76,055

			118,856

Options on Equity Indices - 0.2%
KOSPI 200 Index Expiration: Dec 2014, Exercise Price: KRW 263.94 (b)(e)		4,112,840	26,830
S&P 500 Index Expiration: Dec 2014, Exercise Price: $ 1,894.54 (b)(e)		560	55,987

			82,817

Total Options Purchased - Calls (premiums paid $231,183)			201,673

Company	Shares			U.S. $ Value
RIGHTS - 0.0%
Financials - 0.0%
Banks - 0.0%
BS Financial Group, expiring 7/04/14 (b) (cost $0)		1,126		2,393

SHORT-TERM INVESTMENTS - 3.9%
Investment Companies - 3.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (f) (Cost $1,380,423)		1,380,423		1,380,423

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(0.03)%, 7/01/14	EUR	2		2,931
0.005%, 7/01/14	SGD	1		1,177
0.005%, 7/01/14	JPY	277		2,732
0.005%, 7/02/14	HKD	115		14,825
0.039%, 7/01/14	GBP	2		3,613
0.26%, 7/02/14	CAD	1		755
0.323%, 7/01/14	NOK	52		8,400
1.643%, 7/01/14	AUD	0	+	4
3.00%, 7/01/14	ZAR	26		2,370

Total Time Deposits (cost $36,817)				36,807

Total Short-Term Investments (cost $1,417,240)				1,417,230

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $32,916,963)				35,952,215

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AllianceBernstein Exchange Reserves - Class I, 0.07% (f) (Cost $600,529)		600,529		600,529

U.S. $ Value
Total Investments - 101.2% (cost $33,517,492) (g)	36,552,744
Other assets less liabilities - (1.2)%	(437,228)

Net Assets - 100.0%	$36,115,516

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI Emerging Market Mini Futures	14	September 2014	$728,543	$728,452	$(91)
U.S. Ultra Bond (CBT) Futures	1	September 2014	147,352	149,938	2,586

					$2,495

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CZK	15,237	USD	753	9/17/14	$(8,321)
Barclays Bank PLC	USD	2,218	KRW	2,265,746	9/17/14	14,559
BNP Paribas SA	USD	269	PHP	11,770	9/17/14	754
Brown Brothers Harriman & Co.	USD	509	PLN	1,555	9/17/14	204
Brown Brothers Harriman & Co.	USD	353	TRY	748	9/17/14	(5,427)
Citibank	AUD	390	USD	363	9/17/14	(2,984)
Deutsche Bank	GBP	139	USD	233	9/17/14	(5,014)
Deutsche Bank	USD	354	MXN	4,581	9/17/14	(2,771)
Goldman Sachs	USD	693	BRL	1,551	7/02/14	9,403
Goldman Sachs	USD	695	BRL	1,551	8/04/14	72
Goldman Sachs	BRL	1,551	USD	701	7/02/14	(793)
HSBC Securities Inc.	JPY	20,869	USD	204	9/17/14	(2,186)
HSBC Securities Inc.	USD	2,447	CNY	15,091	9/17/14	(2,235)
Morgan Stanley Capital Services LLC	USD	346	PEN	976	9/17/14	(556)
Royal Bank of Scotland	USD	173	COP	333,450	9/17/14	3,324
Royal Bank of Scotland	USD	367	COP	699,141	9/17/14	3,730
Royal Bank of Scotland	USD	511	IDR	6,104,771	9/17/14	(2,096)
Standard Chartered Bank	TWD	40,112	USD	1,342	9/17/14	(4,137)
UBS AG	NOK	1,875	USD	312	9/17/14	7,720
UBS AG	USD	702	MXN	9,215	9/17/14	4,484

						$7,730

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Venezuela Government International Bond, 9.25% 9/15/27, 9/20/16*	(5.00)%	9.16%	$400	$32,650	$47,799	$(15,149)

*	Termination date
+	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $8,003,581 or 22.2% of net assets.
(b)	Non-income producing security.
(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2014.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.56% of net assets as of June 30, 2014, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Dominican Republic International Bond
16.00%, 7/10/20	9/11/12	$210,100	$202,939	0.56%

(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,405,334 and gross unrealized depreciation of investments was $(370,082), resulting in net unrealized appreciation of $3,035,252.

Currency Abbreviation:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso

PLN	-	Polish Zloty
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company

Country Breakdown *

June 30, 2014 (unaudited)

11.6%	China
9.5%	Taiwan
9.2%	Brazil
7.3%	India
5.5%	South Africa
4.0%	South Korea
3.7%	Turkey
3.3%	United States
3.2%	Russia
3.2%	Venezuela
2.6%	Mexico
2.5%	Czech Republic
2.4%	United Arab Emirates
28.0%	Other
4.0%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.2% or less in the following countries: Angola, Argentina, Australia, Azerbaijan, Colombia, Dominican Republic, France, Germany, Hong Kong, Hungary, Italy, Ivory Coast, Japan, Kazakhstan, Lebanon, Malaysia, Norway, Panama, Peru, Philippines, Poland, Qatar, Romania, Rwanda, Singapore, Slovakia, Sri Lanka, Thailand, United Kingdom and United Republic of Tanzania.

AllianceBernstein Emerging Markets Multi Asset Fund

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$1,067,987		$4,274,672		$	– 0	–	$5,342,659
Information Technology	252,539		3,614,335			– 0	–	3,866,874
Energy	1,004,346		2,106,284			– 0	–	3,110,630
Consumer Discretionary	865,504		2,014,130			– 0	–	2,879,634
Utilities	876,704		1,558,559			– 0	–	2,435,263
Telecommunication Services	54,990		1,276,576			– 0	–	1,331,566
Industrials	171,503		1,006,743			– 0	–	1,178,246
Materials	170,468		846,980			– 0	–	1,017,448
Health Care	234,963		734,707			– 0	–	969,670
Consumer Staples	516,210		189,201			– 0	–	705,411
Governments - Sovereign Bonds	– 0	–	2,482,529			– 0	–	2,482,529
Emerging Markets - Sovereigns	– 0	–	2,335,454			– 0	–	2,335,454
Emerging Markets - Corporate Bonds	– 0	–	2,159,283			– 0	–	2,159,283
Quasi-Sovereigns	– 0	–	2,115,866			– 0	–	2,115,866
Warrants	– 0	–	1,038,267			– 0	–	1,038,267
Governments - Treasuries	– 0	–	793,784			– 0	–	793,784
Corporates - Investment Grades	– 0	–	365,396			– 0	–	365,396
Emerging Markets - Treasuries	– 0	–	– 0	–		202,939		202,939
Options Purchased - Calls	– 0	–	201,673			– 0	–	201,673
Rights	– 0	–	– 0	–		2,393		2,393
Short-Term Investments:
Investment Companies	1,380,423		– 0	–		– 0	–	1,380,423
Time Deposits	– 0	–	36,807			– 0	–	36,807
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	600,529		– 0	–		– 0	–	600,529

Total Investments in Securities	7,196,166		29,151,246	+		205,332		36,552,744
Other Financial Instruments*:

Assets
Futures	2,586		– 0	–		– 0	–	2,586
Forward Currency Exchange Contracts	– 0	–	44,250			– 0	–	44,250

Liabilities
Credit Default Swaps	– 0	–	(15,149)			– 0	–	(15,149)
Futures	– 0	–	(91)			– 0	–	(91)
Forward Currency Exchange Contracts	– 0	–	(36,520)			– 0	–	(36,520)

Total ^	$7,198,752		$29,143,736			$205,332		$36,547,820

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Emerging Markets - Treasuries		Rights			Totals
Balance as of 3/31/14	$190,419		$	– 0	–	$190,419
Accrued discounts /(premiums)	(731)			– 0	–	(731)
Realized gain (loss)	– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	13,251			2,393		15,644
Purchases	– 0	–		– 0	–	– 0	–
Sales	– 0	–		– 0	–	– 0	–
Transfers into Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 6/30/14	$202,939			$2,393		$205,332

Net change in unrealized appreciation/depreciation from investments held as of 6/30/14	$13,251			$2,393		$15,644

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2014